                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                      811-07809


Exact name of registrant as specified in charter:        Prudential U.S. Emerging Growth Fund


Address of principal executive offices:                  Gateway Center 3,
                                                         100 Mulberry Street,
                                                         Newark, New Jersey 07102


Name and address of agent for service:                   Ms. Maria Master
                                                         Gateway Center 3,
                                                         100 Mulberry Street,
                                                         Newark, New Jersey 07102


Registrant's telephone number, including area code:      973-367-3028


Date of fiscal year end:                                 10/31/03


Date of reporting period:                                04/30/03

Item 1 -- Reports to Stockholders

SEMIANNUAL REPORT
APRIL 30, 2003

PRUDENTIAL
U.S. EMERGING GROWTH FUND, INC.

FUND TYPE
Small- to mid-capitalization stock

OBJECTIVE
Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                 PRUDENTIAL FINANCIAL (LOGO)

    Prudential U.S. Emerging Growth Fund, Inc.

Performance at a Glance

FUND OBJECTIVE
The Prudential U.S. Emerging Growth Fund (the Fund) seeks to provide long-term capital appreciation.
There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                              As of 4/30/03

                                  Six Months  One Year   Five Years  Since Inception2
 Class A                             11.18%    -16.99%      5.06%       45.44%
 Class B                             10.83     -17.54       1.19        38.65
 Class C                             10.83     -17.54       1.19        38.65
 Class Z                             11.40     -16.74       6.34        47.74
 S&P MidCap 400 Index3                3.98     -17.51      23.72        84.96
 Russell Midcap Growth Index4         8.19     -16.67     -14.14        19.38
 Lipper Mid-Cap Growth Funds Avg.5    4.04     -19.73     -11.90        17.88

    Average Annual Total Returns1                       As of 3/31/03

                                    One Year   Five Years   Since Inception2
Class A                              -32.32%     -1.71%          3.59%
Class B                              -32.82      -1.62           3.65
Class C                              -30.69      -1.66           3.48
Class Z                              -28.54      -0.46           4.71
S&P MidCap 400 Index3                -23.45       3.27           9.11
Russell Midcap Growth Index4         -26.11      -4.01           1.80
Lipper Mid-Cap Growth Funds Avg.5    -27.47      -4.20           0.87

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The
cumulative total returns do not take into account
applicable sales charges. The average annual total
returns do take into account applicable sales
charges. Without the distribution and service (12b-1)
fee waiver of 0.05% for Class A shares, the returns
would have been lower. The Fund charges a maximum
front-end sales charge of 5% for Class A shares in
most circumstances, and a 12b-1 fee of up to 0.30%
annually. In some circumstances, Class A shares may
not be subject to a front-end sales charge, but may
be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject
to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for
the first six years respectively after purchase, and
a 12b-1 fee of 1.00% annually. Approximately seven
years after purchase, Class B shares will
automatically convert to Class A shares on a
quarterly basis. Class C shares are subject to a
front-end sales charge of 1%, a CDSC of 1% for shares
redeemed within 18 months of purchase, and a 12b-1
fee of 1.00% annually. Class Z shares are not subject
to a sales charge or 12b-1 fee. The returns in the
tables above do not reflect the deduction of taxes
that a shareholder would pay on fund distributions or
following the redemption of fund shares. 2Inception
date: 12/31/96. 3The Standard & Poor's MidCap 400
Stock Index (S&P MidCap 400 Index) is an unmanaged
index of 400 domestic stocks chosen for market size,
liquidity, and industry group representation. It
gives
                      www.prudential.com     (800) 225-1852

Semiannual Report    April 30, 2003

a broad look at how mid-cap stock prices have performed in the United States. 4The Russell Midcap
Growth Index is an unmanaged index that measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. 5The Lipper Mid-Cap Growth Funds Average
(Lipper Average) represents returns based on an average return of all funds in the Lipper Mid-Cap
Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price/earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P MidCap 400 Index.
The returns for the S&P MidCap 400 Index, Russell
Midcap Growth Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PRUDENTIAL FINANCIAL (LOGO)             June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S.
consumer confidence rose significantly and a more optimistic tone pervaded the financial markets.
Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions.
We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential U.S. Emerging
Growth Fund, Inc. in March 2003. On behalf of the
Prudential Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Prudential U.S. Emerging Growth Fund, Inc.

       Prudential U.S. Emerging Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.7%
Common Stocks
-------------------------------------------------------------------------------------
Biotechnology  6.2%
      105,600   Affymetrix, Inc.(a)                                   $    1,958,880
       94,400   Cephalon, Inc.(a)                                          3,855,296
       89,900   Gilead Sciences, Inc.(a)(b)                                4,147,986
      222,700   IDEC Pharmaceuticals Corp.(a)(b)                           7,293,425
       66,405   MedImmune, Inc.(a)                                         2,342,104
      463,900   Protein Design Labs, Inc.(a)                               4,606,527
                                                                      --------------
                                                                          24,204,218
-------------------------------------------------------------------------------------
Commercial Services & Supplies  9.6%
      237,600   CheckFree Corp.(a)(b)                                      6,550,632
      502,900   Concord EFS, Inc.(a)                                       6,955,107
      163,300   DST Systems, Inc.(a)                                       5,013,310
      113,300   Dun & Bradstreet Corp.(a)                                  4,282,740
      105,000   Herman Miller, Inc.                                        1,836,450
      161,595   Hudson Highland Group, Inc.(a)(b)                          2,396,616
       41,300   Manpower, Inc.                                             1,357,944
      169,500   NDCHealth Corp.                                            3,262,875
      136,600   Paychex, Inc.                                              4,253,724
       29,900   Weight Watchers International, Inc.(a)                     1,404,702
                                                                      --------------
                                                                          37,314,100
-------------------------------------------------------------------------------------
Communications Equipment  1.9%
      710,600   ADC Telecommunications, Inc.(a)                            1,696,913
      994,900   Brocade Communications Systems, Inc.(a)                    5,740,573
                                                                      --------------
                                                                           7,437,486
-------------------------------------------------------------------------------------
Computers & Peripherals  0.5%
       95,000   Intergraph Corp.(a)                                        1,938,000
-------------------------------------------------------------------------------------
Diversified Financials  3.9%
      233,600   Investment Technology Group, Inc.(a)                       3,338,144
      142,200   Merrill Lynch & Co., Inc.                                  5,837,310
      189,600   T. Rowe Price Group, Inc.                                  5,786,592
                                                                      --------------
                                                                          14,962,046

    See Notes to Financial Statements                                      3

       Prudential U.S. Emerging Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Electronic Equipment & Instruments  5.3%
      424,000   Agilent Technologies, Inc.(a)                         $    6,792,480
      845,600   Symbol Technologies, Inc.(b)                               9,242,408
      184,500   Tech Data Corp.(a)                                         4,428,000
                                                                      --------------
                                                                          20,462,888
-------------------------------------------------------------------------------------
Energy Equipment & Services  6.8%
      193,700   BJ Services Co.(a)                                         7,071,987
      194,900   ENSCO International, Inc.                                  4,950,460
      191,200   Patterson-UTI Energy, Inc.(a)                              6,326,808
       50,000   Smith International, Inc.(a)(b)                            1,778,000
      155,100   Weatherford International, Ltd.(a)(b)                      6,239,673
                                                                      --------------
                                                                          26,366,928
-------------------------------------------------------------------------------------
Healthcare Equipment & Supplies  0.3%
       74,700   Applera Corp.-Applied Biosystems Group                     1,309,491
-------------------------------------------------------------------------------------
Healthcare Providers & Services  5.1%
      305,400   Caremark Rx, Inc.(a)                                       6,080,514
       69,800   Express Scripts, Inc.(a)                                   4,115,408
      995,700   WebMD Corp.(a)(b)                                          9,598,548
                                                                      --------------
                                                                          19,794,470
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  1.9%
       93,600   GTECH Holdings Corp.(a)                                    3,151,512
       87,900   Hilton Hotels Corp.(b)                                     1,170,828
      112,200   Starwood Hotels & Resorts Worldwide, Inc.                  3,011,448
                                                                      --------------
                                                                           7,333,788
-------------------------------------------------------------------------------------
Household Durables  1.2%
       72,300   Harman International Industries, Inc.                      4,814,457
-------------------------------------------------------------------------------------
Internet & Catalog Retail  2.6%
      157,900   Amazon.com, Inc.(a)(b)                                     4,526,993
       20,300   eBay, Inc.(a)(b)                                           1,883,231
      120,574   USA Interactive, Inc.(a)(b)                                3,611,191
                                                                      --------------
                                                                          10,021,415

    4                                      See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Internet Software & Services  6.9%
      120,300   Check Point Software Technologies Ltd.(a)             $    1,892,319
      519,800   DoubleClick, Inc.(a)                                       4,470,280
       79,100   Expedia, Inc. (Class A)(a)(b)                              4,571,189
       64,800   Hotels.com (Class A)(a)(b)                                 4,639,680
      636,200   RealNetworks, Inc.(a)                                      3,263,706
      650,500   VeriSign, Inc.(a)                                          8,079,210
                                                                      --------------
                                                                          26,916,384
-------------------------------------------------------------------------------------
IT Consulting & Services  1.4%
      106,600   Accenture Ltd. (Class A)(a)                                1,707,732
      165,400   SunGuard Data Systems, Inc.(a)                             3,556,100
                                                                      --------------
                                                                           5,263,832
-------------------------------------------------------------------------------------
Media  15.2%
       72,200   Clear Channel Communications, Inc.(a)                      2,823,742
      408,000   Emmis Communications Corp. (Class A)(a)                    7,739,760
    1,908,200   Gemstar-TV Guide International, Inc.(a)                    7,651,882
      357,400   General Motors Corp. (Class H)(a)                          4,217,320
      285,400   Lin TV Corp. (Class A)(a)                                  6,823,914
    1,067,900   Monster Worldwide, Inc.(a)                                17,908,683
       85,600   Omnicom Group, Inc.                                        5,298,640
      181,000   Pearson PLC (ADR)(b)                                       1,536,690
      170,300   Univision Communications, Inc. (Class A)(a)(b)             5,156,684
                                                                      --------------
                                                                          59,157,315
-------------------------------------------------------------------------------------
Pharmaceuticals  9.2%
       60,400   Allergan, Inc.                                             4,243,100
      154,400   Andrx Corp.(a)                                             2,492,016
      165,200   Antigenics, Inc.(a)(b)                                     1,625,568
       90,250   Barr Laboratories, Inc.(a)(b)                              5,017,900
      121,700   King Pharmaceuticals, Inc.(a)                              1,534,637
       67,500   Medicis Pharmaceutical Corp. (Class A)(a)(b)               3,890,700
      173,400   Mylan Laboratories, Inc.                                   4,902,018
      222,800   Sepracor, Inc.(a)                                          4,266,620
      262,100   Watson Pharmaceuticals, Inc.(a)                            7,619,247
                                                                      --------------
                                                                          35,591,806

    See Notes to Financial Statements                                      5

       Prudential U.S. Emerging Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Semiconductor Equipment & Products  9.3%
      202,900   Intel Corp.                                           $    3,733,360
      112,400   KLA-Tencor Corp.(a)(b)                                     4,608,400
      668,800   Lattice Semiconductor Corp.(a)                             5,805,184
      128,200   Linear Technology Corp.                                    4,419,054
      135,200   Novellus Systems, Inc.(a)                                  3,791,008
      401,200   Semtech Corp.(a)                                           6,379,080
      277,800   Xilinx, Inc.(a)                                            7,520,046
                                                                      --------------
                                                                          36,256,132
-------------------------------------------------------------------------------------
Software  8.7%
      330,300   Amdocs Ltd.(a)                                             5,833,098
      519,900   Ascential Software Corp.(a)                                1,996,416
      236,800   Autodesk, Inc.                                             3,684,608
      477,200   BEA Systems, Inc.(a)(b)                                    5,110,812
      271,700   Cadence Design Systems, Inc.(a)                            3,105,531
      453,700   Parametric Technology Corp.(a)                             1,497,210
      136,200   Reynolds & Reynolds Co. (Class A)                          3,923,922
       88,100   Synopsys, Inc.(a)                                          4,285,184
      166,100   THQ, Inc.(a)(b)                                            2,346,993
      405,800   TIBCO Software, Inc.(a)                                    2,000,594
                                                                      --------------
                                                                          33,784,368
-------------------------------------------------------------------------------------
Specialty Retail  2.7%
       80,000   Advance Auto Parts, Inc.(a)                                3,979,200
      110,200   CarMax, Inc.(a)                                            2,330,730
      220,000   Staples, Inc.(a)                                           4,188,800
                                                                      --------------
                                                                          10,498,730
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  1.0%
      604,800   AT&T Wireless Services, Inc.(a)(b)                         3,907,008
                                                                      --------------
                Total long-term investments (cost $342,535,852)          387,334,862
                                                                      --------------

    6                                      See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  17.5%
-------------------------------------------------------------------------------------
Investment Company
   68,178,595   Prudential Core Investment Fund-
                 Taxable Money Market Series(c)
                 (cost $68,178,595; Note 3)                           $   68,178,595
                                                                      --------------
                Total Investments  117.2%
                 (cost $410,714,447; Note 5)                             455,513,457
                Liabilities in excess of other assets  (17.2%)           (66,792,109)
                                                                      --------------
                Net Assets  100%                                      $  388,721,348
                                                                      --------------
                                                                      --------------

------------------------------
(a) Non-income producing security.
(b) Security, or portion thereof, on loan, see Note 4.
(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
ADR--American Depositary Receipt.
PLC--Public Limited Company (British Company).

    See Notes to Financial Statements                                      7

       Prudential U.S. Emerging Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                   April 30, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments at value, including securities on loan of
$57,642,602 (cost $410,714,447)                                    $  455,513,457
Cash                                                                       38,700
Receivable for investments sold                                         6,765,566
Receivable for Fund shares sold                                           628,724
Dividends and interest receivable                                          64,843
Receivable for securities lending income                                   62,595
Other assets                                                                1,457
                                                                   --------------
      Total assets                                                    463,075,342
                                                                   --------------
LIABILITIES
Payable to broker for collateral for securities on loan                60,092,215
Payable for investments purchased                                      12,248,433
Payable for Fund shares reacquired                                      1,010,874
Accrued expenses and other liabilities                                    632,065
Management fee payable                                                    180,359
Distribution fee payable                                                  152,853
Securities lending rebate payable                                          33,240
Foreign withholding tax payable                                             3,955
                                                                   --------------
      Total liabilities                                                74,353,994
                                                                   --------------
NET ASSETS                                                         $  388,721,348
                                                                   --------------
                                                                   --------------
Net assets were comprised of:
   Common stock, at par                                            $       35,914
   Paid-in capital in excess of par                                   760,196,052
                                                                   --------------
                                                                      760,231,966
   Net investment loss                                                 (2,460,344)
   Accumulated net realized loss on investments                      (413,849,284)
   Net unrealized appreciation on investments                          44,799,010
                                                                   --------------
Net assets, April 30, 2003                                         $  388,721,348
                                                                   --------------
                                                                   --------------

    8                                      See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    April 30, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($155,402,460 / 14,070,852 shares of common stock issued
      and outstanding)                                                      $11.04
   Maximum sales charge (5% of offering price)                                 .58
                                                                    --------------
   Maximum offering price to public                                         $11.62
                                                                    --------------
                                                                    --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($130,033,241 / 12,460,070 shares of common stock issued
      and outstanding)                                                      $10.44
                                                                    --------------
                                                                    --------------
Class C:
   Net asset value and redemption price per share
      ($28,428,327 / 2,723,972 shares of common stock issued and
      outstanding)                                                          $10.44
   Sales charge (1% of offering price)                                         .11
                                                                    --------------
   Offering price to public                                                 $10.55
                                                                    --------------
                                                                    --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($74,857,320 / 6,659,422 shares of common stock issued and
      outstanding)                                                          $11.24
                                                                    --------------
                                                                    --------------

    See Notes to Financial Statements                                      9

       Prudential U.S. Emerging Growth Fund, Inc.
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $22,547)           $    478,149
   Interest                                                                85,339
   Income from securities loaned, net                                      95,377
                                                                    --------------
      Total income                                                        658,865
                                                                    --------------
Expenses
   Management fee                                                       1,091,388
   Distribution fee--Class A                                              179,838
   Distribution fee--Class B                                              626,148
   Distribution fee--Class C                                              136,863
   Transfer agent's fees and expenses                                     826,000
   Reports to shareholders                                                111,000
   Custodian's fees and expenses                                           59,000
   Registration fee                                                        37,000
   Legal fees                                                              19,000
   Audit fees                                                              18,000
   Directors' fees                                                          9,000
   Miscellaneous                                                            5,972
                                                                    --------------
      Total expenses                                                    3,119,209
                                                                    --------------
Net investment loss                                                    (2,460,344)
                                                                    --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain on:
   Investment transactions                                                647,766
   Foreign currency transactions                                            2,661
   Options written                                                         62,130
                                                                    --------------
                                                                          712,557
Net change in unrealized appreciation (depreciation) on
   investments                                                         40,465,266
                                                                    --------------
Net gain on investments and foreign currencies                         41,177,823
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 38,717,479
                                                                    --------------
                                                                    --------------

    10                                     See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                      Ended              Ended
                                                  April 30, 2003    October 31, 2002
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                             $  (2,460,344)    $   (6,398,427)
   Net realized gain (loss) on investments and
      foreign currency transactions                      712,557       (192,123,814)
   Net change in unrealized appreciation
      (depreciation) on investments and foreign
      currencies                                      40,465,266         66,013,680
                                                  --------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                       38,717,479       (132,508,561)
                                                  --------------    ----------------
Fund share transactions (net of share
   conversion)
   (Note 6)
   Net proceeds from shares sold                      46,310,425        200,378,149
   Cost of shares reacquired                         (62,632,075)      (219,246,525)
                                                  --------------    ----------------
   Net decrease in net assets from Fund share
      transactions                                   (16,321,650)       (18,868,376)
                                                  --------------    ----------------
Total increase (decrease)                             22,395,829       (151,376,937)
NET ASSETS
Beginning of period                                  366,325,519        517,702,456
                                                  --------------    ----------------
End of period                                      $ 388,721,348     $  366,325,519
                                                  --------------    ----------------
                                                  --------------    ----------------

    See Notes to Financial Statements                                     11

       Prudential U.S. Emerging Growth Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential U.S. Emerging Growth Fund, Inc. (the 'Fund'), is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, ('PI' or 'Manager'). Investment operations commenced on December 31, 1996.

      The Fund's investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor's Mid-Cap 400 Stock Index, with the potential for above-average growth.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and NASDAQ
National Market securities are valued at the last closing price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or subadviser.

      Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which

       Prudential U.S. Emerging Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Securities Lending:    The Fund may lend its securities to broker-dealers,
qualified banks and certain institutional investors. The loans are secured by collateral in an
                                                                          13

       Prudential U.S. Emerging Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

amount equal to at least the market value at all times of the securities loaned plus any accrued interest and dividends. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income or loss (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Distributions from net investment income
and net capital gains, if any, are made annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC ('Jennison' or 'Subadviser'), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

       Prudential U.S. Emerging Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund's average daily net assets up to $1 billion and .55 of 1% of the average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were charged at an annual rate of .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended April 30, 2003.

      PIMS has advised the Fund that it received approximately $38,800 and $6,000 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended April 30, 2003, it received approximately $151,000 and $2,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the SCA provides for a commitment of $500 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2003. On May 2, 2003, the SCA was renewed
                                                                          15

       Prudential U.S. Emerging Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended April 30, 2003, the Fund incurred fees of approximately $607,400 for the services of PMFS. As of April 30, 2003, approximately $98,800 of such fees were due to PMFS.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $86,200 in total networking fees, of which the amount paid to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $70,800 for the six months ended April 30, 2003. As of April 30, 2003, approximately $11,200 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      PSI is the securities lending agent for the Fund. For the six months ended April 30, 2003, PSI has been compensated in the amount of $31,793 for these services of which approximately $7,300 is payable at period end.

      The Fund invests in the Taxable Money Market Series, a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended April 30, 2003, the Fund earned income from the Taxable Money Market Series of approximately $85,350 and $491,550, respectively, by investing its excess cash and collateral received from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 were $463,892,130 and $463,045,337.

      As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $57,642,602. The Fund received $60,092,215 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward at October 31, 2002 of approximately $396,840,000 of which $193,790,000 expires in 2009

       Prudential U.S. Emerging Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

and $203,050,000 expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of April 30, 2003 were as follows:

                                                      Total Net
  Tax Basis                                           Unrealized
of Investments     Appreciation     Depreciation     Appreciation
--------------     ------------     ------------     ------------
 $ 425,818,076     $ 41,991,331     $ 12,295,950     $ 29,695,381

      The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of $.001 par value common stock authorized divided into four classes, designated Class A, Class B, Class C and Class Z, which consists of 1 billion, 500 million, 300 million and 200 million authorized shares, respectively. As of April 30, 2003, Prudential owned 410,940 Class Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Six months ended April 30, 2003:
Shares sold                                                   2,143,256    $ 21,911,718
Shares reacquired                                            (2,521,826)    (25,537,818)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (378,570)     (3,626,100)
Shares issued upon conversion from Class B                      213,877       2,115,908
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (164,693)   $ (1,510,192)
                                                            -----------    ------------
                                                            -----------    ------------

                                                                          17

       Prudential U.S. Emerging Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Year ended October 31, 2002:                                  7,725,347    $102,510,765
Shares reacquired                                            (7,689,019)    (96,931,329)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     36,328       5,579,436
Shares issued upon conversion from Class B                      458,156       5,838,138
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                   494,484    $ 11,417,574
                                                            -----------    ------------
                                                            -----------    ------------
Class B
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     509,915    $  4,955,746
Shares reacquired                                            (1,652,490)    (15,800,796)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,142,575)    (10,845,050)
Shares reacquired upon conversion into Class A                 (225,988)     (2,115,908)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,368,563)   $(12,960,958)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended October 31, 2002:
Shares sold                                                   1,710,399    $ 21,264,946
Shares reacquired                                            (4,428,260)    (50,205,316)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,717,861)    (28,940,370)
Shares reacquired upon conversion into Class A                 (481,246)     (5,838,138)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (3,199,107)   $(34,778,508)
                                                            -----------    ------------
                                                            -----------    ------------
Class C
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     195,368    $  1,879,854
Shares reacquired                                              (506,009)     (4,851,123)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (310,641)   $ (2,971,269)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended October 31, 2002:
Shares sold                                                     679,479    $  7,976,449
Shares reacquired                                            (1,322,832)    (14,997,207)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (643,353)   $ (7,020,758)
                                                            -----------    ------------
                                                            -----------    ------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                   1,698,982    $ 17,563,107
Shares reacquired                                            (1,598,250)    (16,442,338)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                   100,732    $  1,120,769
                                                            -----------    ------------
                                                            -----------    ------------
Year ended October 31, 2002:
Shares sold                                                   5,311,531    $ 68,625,989
Shares reacquired                                            (4,493,213)    (57,112,673)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                   818,318    $ 11,513,316
                                                            -----------    ------------
                                                            -----------    ------------

                                                        SEMI ANNUAL REPORT
                                                        APRIL 30, 2003


            PRUDENTIAL
            U.S. EMERGING GROWTH FUND, INC.
--------------------------------------------------------------------------------


                                                        FINANCIAL HIGHLIGHTS

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    9.93
                                                                    ----------
Income from investment operations
Net investment loss                                                       (.05)
Net realized and unrealized gain (loss) on investment
   transactions                                                           1.16
                                                                    ----------
   Total from investment operations                                       1.11
                                                                    ----------
Less distributions
Distributions from net realized gains                                       --
                                                                    ----------
Net asset value, end of period                                       $   11.04
                                                                    ----------
                                                                    ----------
TOTAL RETURN(b):                                                         11.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 155,402
Average net assets (000)                                             $ 145,063
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(d)                                                             1.45%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                1.20%(c)
   Net investment loss                                                   (1.09)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 129%

------------------------------
(a) Based on average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.

    20                                     See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(a)              2001(a)              2000(a)              1999(a)                1998
----------------------------------------------------------------------------------------------------------
    $  13.15             $  25.69             $  19.16             $  12.01             $  11.92
----------------     ----------------     ----------------         --------             --------
        (.12)                (.13)                (.20)                (.13)                (.11)
       (3.10)               (9.26)                8.37                 7.61                  .41
----------------     ----------------     ----------------         --------             --------
       (3.22)               (9.39)                8.17                 7.48                  .30
----------------     ----------------     ----------------         --------             --------
          --                (3.15)               (1.64)                (.33)                (.21)
----------------     ----------------     ----------------         --------             --------
    $   9.93             $  13.15             $  25.69             $  19.16             $  12.01
----------------     ----------------     ----------------         --------             --------
----------------     ----------------     ----------------         --------             --------
      (22.49)%             (40.13)%              44.52%               63.65%                2.63%
    $141,331             $180,763             $291,800             $ 85,595             $ 32,183
    $181,454             $227,650             $217,712             $ 52,984             $ 33,831
        1.31%                1.21%                1.06%                1.22%                1.25%
        1.06%                 .96%                 .81%                 .97%                1.00%
        (.99)%               (.75)%               (.75)%               (.80)%               (.88)%
         337%                 305%                 347%                 153%                 177%

    See Notes to Financial Statements                                     21

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    9.42
                                                                    ----------
Income from investment operations
Net investment loss                                                       (.09)
Net realized and unrealized gain (loss) on investment
   transactions                                                           1.11
                                                                    ----------
   Total from investment operations                                       1.02
                                                                    ----------
Less distributions
Distributions from net realized gains                                       --
                                                                    ----------
Net asset value, end of period                                       $   10.44
                                                                    ----------
                                                                    ----------
TOTAL RETURN(b):                                                         10.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 130,033
Average net assets (000)                                             $ 126,267
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                2.20%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                1.20%(c)
   Net investment loss                                                   (1.83)%(c)

------------------------------
(a) Based on average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

    22                                     See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(a)              2001(a)              2000(a)              1999(a)                1998
----------------------------------------------------------------------------------------------------------
    $  12.57             $  24.88             $  18.72             $  11.83             $  11.85
----------------     ----------------     ----------------     ----------------         --------
        (.21)                (.24)                (.38)                (.24)                (.20)
       (2.94)               (8.92)                8.18                 7.46                  .39
----------------     ----------------     ----------------     ----------------         --------
       (3.16)               (9.16)                7.80                 7.22                  .19
----------------     ----------------     ----------------     ----------------         --------
          --                (3.15)               (1.64)                (.33)                (.21)
----------------     ----------------     ----------------     ----------------         --------
    $   9.42             $  12.57             $  24.88             $  18.72             $  11.83
----------------     ----------------     ----------------     ----------------         --------
----------------     ----------------     ----------------     ----------------         --------
      (25.06)%             (40.57)%              43.52%               62.39%                1.71%
    $130,225             $214,092             $424,815             $184,955             $ 83,407
    $189,651             $300,962             $382,245             $127,249             $ 86,713
        2.06%                1.96%                1.81%                1.97%                2.00%
        1.06%                 .96%                 .81%                 .97%                1.00%
       (1.74)%              (1.49)%              (1.49)%              (1.55)%              (1.63)%

    See Notes to Financial Statements                                     23

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  9.42
                                                                     --------
Income from investment operations
Net investment loss                                                      (.09)
Net realized and unrealized gain (loss) on investment
   transactions                                                          1.11
                                                                     --------
   Total from investment operations                                      1.02
                                                                     --------
Less distributions
Distributions from net realized gains on investment
transactions                                                               --
                                                                     --------
Net asset value, end of period                                        $ 10.44
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        10.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $28,428
Average net assets (000)                                              $27,599
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.20%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.20%(c)
   Net investment loss                                                  (1.83)%(c)

------------------------------
(a) Based on average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

    24                                     See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(a)              2001(a)              2000(a)              1999(a)                1998
----------------------------------------------------------------------------------------------------------
    $  12.57             $  24.88             $  18.72             $  11.83              $11.85
    --------             --------             --------             --------             -------
        (.21)                (.25)                (.38)                (.24)               (.20)
       (2.94)               (8.91)                8.18                 7.46                 .39
    --------             --------             --------             --------             -------
       (3.15)               (9.16)                7.80                 7.22                 .19
    --------             --------             --------             --------             -------
          --                (3.15)               (1.64)                (.33)               (.21)
    --------             --------             --------             --------             -------
    $   9.42             $  12.57             $  24.88             $  18.72              $11.83
    --------             --------             --------             --------             -------
    --------             --------             --------             --------             -------
      (25.06)%             (40.57)%              43.52%               62.39%               1.71%
    $ 28,577             $ 46,243             $ 83,275             $ 23,578              $6,774
    $ 41,014             $ 62,733             $ 65,566             $ 12,380              $6,949
        2.06%                1.96%                1.81%                1.97%               2.00%
        1.06%                 .96%                 .81%                 .97%               1.00%
       (1.74)%              (1.50)%              (1.50)%              (1.56)%             (1.63)%

    See Notes to Financial Statements                                     25

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                -------------------
                                                                 Six Months Ended
                                                                 April 30, 2003(a)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.09
                                                                     --------
Income from investment operations
Net investment loss                                                      (.04)
Net realized and unrealized gain (loss) on investment
   transactions                                                          1.19
                                                                     --------
   Total from investment operations                                      1.15
                                                                     --------
Less distributions
Distributions from net realized gains on investment
   transactions                                                            --
                                                                     --------
Net asset value, end of period                                        $ 11.24
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        11.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $74,857
Average net assets (000)                                              $67,881
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.20%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.20%(c)
   Net investment loss                                                   (.83)%(c)

------------------------------
(a) Based on average shares outstanding during the period.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

    26                                     See Notes to Financial Statements

       Prudential U.S. Emerging Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(a)              2001(a)              2000(a)              1999(a)                1998
----------------------------------------------------------------------------------------------------------
    $  13.34             $  25.94             $  19.28             $  12.06              $11.93
    --------             --------             --------             --------             -------
        (.09)                (.09)                (.13)                (.09)               (.04)
       (3.16)               (9.36)                8.43                 7.64                 .38
    --------             --------             --------             --------             -------
       (3.25)               (9.45)                8.30                 7.55                 .34
    --------             --------             --------             --------             -------
          --                (3.15)               (1.64)                (.33)               (.21)
    --------             --------             --------             --------             -------
    $  10.09             $  13.34             $  25.94             $  19.28              $12.06
    --------             --------             --------             --------             -------
    --------             --------             --------             --------             -------
      (24.36)%             (39.95)%              44.95%               63.97%               2.97%
    $ 66,193             $ 76,604             $ 76,607             $ 19,029              $2,439
    $ 79,868             $ 80,674             $ 52,755             $  7,796              $1,283
        1.06%                 .96%                 .81%                 .97%               1.00%
        1.06%                 .96%                 .81%                 .97%               1.00%
        (.74)%               (.54)%               (.51)%               (.56)%              (.63)%

    See Notes to Financial Statements                                     27

This Page Intentionally Left Blank
                                  www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
124 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq    CUSIP
------------    ------    -----
Class A         PEEAX    74438N106
Class B         PEEBX    74438N205
Class C         PEGCX    74438N304
Class Z         PEGZX    74438N403

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

PRUDENTIAL FINANCIAL (LOGO)



Fund Symbols   Nasdaq     CUSIP
------------   ------     -----
Class A        PEEAX    74438N106
Class B        PEEBX    74438N205
Class C        PEGCX    74438N304
Class Z        PEGZX    74438N403

MF173E2    IFS-A080880

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a) Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential U.S. Emerging Growth Fund

By:  /s/ Maria Master
     ---------------------
     Maria Master
     Secretary of Prudential U.S. Emerging Growth Fund


Date: July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    --------------------
    Judy A. Rice,
    President and Principal Executive Officer of Prudential U.S.
    Emerging Growth Fund

Date: July 8 2003

By: /s/ Grace C. Torres
    --------------------
    Grace C. Torres,
    Treasurer and Principal Financial Officer of Prudential U.S.
    Emerging Growth Fund

Date: July 8, 2003

    Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.